TrueShares ETFs

Polen International Dividend Income ETF* (Cboe BZX Exchange, Inc.: IDVZ)

TrueShares ConVequity ETF** (Cboe BZX Exchange, Inc.: PVEX)

TrueShares Equity Hedge ETF (Cboe BZX Exchange, Inc.: ONEH)

TrueShares Quarterly Bear Hedge ETF (Cboe BZX Exchange, Inc.: QBER)

TrueShares Quarterly Bull Hedge ETF (Cboe BZX Exchange, Inc.: QBUL)

TrueShares S&P Autocallable Defensive Income ETF (Cboe BZX Exchange, Inc.: PAYM)

TrueShares S&P Autocallable High Income ETF (Cboe BZX Exchange, Inc.: PAYH)

TrueShares Seasonality Laddered Buffered ETF (Cboe BZX Exchange, Inc.: ONEZ)

Schedules of Investments

January 31, 2026

*	Effective February 8th, 2026, the name of the Fund was changed from The Opal International Dividend Income ETF to Polen International Dividend Income ETF.
**	Effective February 27th, 2026, the name of the Fund was changed from TrueShares ConVex Protect Equity ETF to TrueShares ConVequity ETF.

Polen International Dividend Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.95%
Banking - 15.34%
Banco do Brasil SA - Sponsored ADR	247,862	$1,159,994
Bank Rakyat Indonesia Persero Tbk PT - ADR	227,779	2,532,903
Barclays PLC - Sponsored ADR	89,207	2,386,287
BNP Paribas SA - Sponsored ADR	97,496	5,232,610
China Construction Bank Corp. - ADR	124,588	2,515,432
HSBC Holdings PLC - Sponsored ADR	38,195	3,361,542
ICICI Bank Ltd. - Sponsored ADR	73,181	2,143,472
Intesa Sanpaolo SpA - Sponsored ADR	41,106	1,740,428
		21,072,668

Consumer Discretionary Products - 0.52%
BYD Co Ltd. - ADR	57,804	715,035

Consumer Staple Products - 19.03%
British American Tobacco PLC - Sponsored ADR	72,333	4,389,167
Coca-Cola Femsa SAB de CV - Sponsored ADR	29,342	3,060,077
Imperial Brands PLC - Sponsored ADR	90,388	3,808,046
Kimberly-Clark de Mexico SAB de CV - Sponsored ADR	272,282	3,030,498
Nestle SA - Sponsored ADR	31,204	2,966,252
Philip Morris International, Inc.	9,902	1,776,815
Reckitt Benckiser Group PLC - Sponsored ADR	309,738	5,163,333
Unilever PLC - Sponsored ADR	28,542	1,951,131
		26,145,319

Financial Services - 2.91%
UBS Group AG	84,927	4,004,308

Health Care - 9.02%
GSK PLC - Sponsored ADR	105,002	5,418,103
Novartis AG - Sponsored ADR	10,175	1,512,819
Novo Nordisk A/S - Sponsored ADR	64,784	3,850,113
Roche Holding AG - Sponsored ADR	28,490	1,616,808
		12,397,843

Industrial Services - 2.37%
Grupo Aeroportuario del Centro Norte SAB de CV - Sponsored ADR	13,776	1,611,241
International Container Terminal Services, Inc.	150,704	1,643,192
		3,254,433

	Shares	Value
COMMON STOCKS - 98.95% (continued)
Insurance - 4.30%
BB Seguridade Participacoes SA - Sponsored ADR	548,265	$3,843,338
Tokio Marine Holdings, Inc. - Sponsored ADR	55,352	2,064,076
		5,907,414
Materials - 2.78%
Rio Tinto PLC - Sponsored ADR	41,921	3,816,069

Media - 2.19%
Universal Music Group NV - ADR	246,236	3,009,004

Oil & Gas - 8.14%
BP PLC - Sponsored ADR	75,747	2,869,296
Petroleo Brasileiro SA - Sponsored ADR	302,840	4,645,565
TotalEnergies SE	50,579	3,661,920
		11,176,781
Retail & Wholesale - Discretionary - 4.15%
Alibaba Group Holding Ltd. - Sponsored ADR	21,272	3,606,881
JD.com, Inc. - Sponsored ADR	73,311	2,087,897
		5,694,778
Retail & Wholesale - Staples - 2.71%
Wal-Mart de Mexico SAB de CV - Sponsored ADR	117,193	3,719,706

Tech Hardware & Semiconductors - 7.79%
ASML Holding NV - Sponsored ADR	2,422	3,446,506
Lenovo Group Ltd. - Sponsored ADR	32,072	725,148
Nokia Oyj - Sponsored ADR	358,990	2,308,306
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	12,773	4,222,243
		10,702,203
Telecommunications - 11.45%
America Movil SAB de CV	133,544	2,764,361
Koninklijke KPN NV - Sponsored ADR	908,452	4,496,837
Orange SA - Sponsored ADR	308,409	5,702,482
Telefonica Brasil SA - Sponsored ADR	195,194	2,767,851
		15,731,531

See Notes to Schedules of Investments.

Polen International Dividend Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 98.95% (continued)
Utilities - 6.25%
Enel SpA - ADR	463,488	$5,093,733
Iberdrola SA - Sponsored ADR	17,908	1,617,451
Manila Electric Co.	187,051	1,874,306
		8,585,490

TOTAL COMMON STOCKS
(Cost $114,245,794)		135,932,582

	Shares	Value
MONEY MARKET FUNDS - 0.89%
State Street Institutional US Government Money Market Fund, Administration Class, 3.40% (7-day yield)(a)	1,222,294	1,222,294

TOTAL MONEY MARKET FUNDS
(Cost $1,222,294)		1,222,294

TOTAL INVESTMENTS - 99.84%
(Cost $115,468,088)		$137,154,876

Other Assets in Excess of Liabilities - 0.16%		225,114

NET ASSETS - 100.00%		$137,379,990

(a)	Rate disclosed is a 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

Investment abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Public Limited Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

Oyj – Julkinen Osakeyhtiö (Finnish: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Tbk PT - Perseroan Terbuka (Indonesian: Publicly Traded Company)

See Notes to Schedules of Investments.

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 39.81%
Janus Henderson AAA CLO ETF	67,014	$3,395,600
SPDR Portfolio Short Term Corporate Bond ETF	530,788	16,088,184

TOTAL EXCHANGE-TRADED FUNDS
(Cost $19,407,778)		19,483,784

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 5.41%
Call Options Purchased - 5.41%
SPDR S&P 500 ETF Trust
3/20/2026, $649.89, $3,321,456	48	235,747
SPDR S&P 500 ETF Trust
3/20/2026, $676.80, $1,176,349	17	45,513
SPDR S&P 500 ETF Trust
6/18/2026, $653.82, $5,051,381	73	434,753
SPDR S&P 500 ETF Trust
6/18/2026, $684.66, $1,522,334	22	79,931
SPDR S&P 500 ETF Trust
9/18/2026, $705.00, $13,908,597	201	718,909
SPDR S&P 500 ETF Trust
9/18/2026, $740.00, $5,120,578	74	131,559
SPDR S&P 500 ETF Trust
12/18/2026, $720.00, $15,638,522	226	850,147
SPDR S&P 500 ETF Trust
12/18/2026, $755.00, $5,120,578	74	153,762
		2,650,321

TOTAL PURCHASED OPTIONS
(Cost $2,369,563)		2,650,321

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 55.53%
Treasury Bills (a)
3/19/2026, 4.06%	$6,907,800	6,876,544
6/11/2026, 4.02%	6,907,800	6,820,546
9/3/2026, 3.63%	6,907,800	6,768,245
11/27/2026, 3.54%	6,907,800	6,713,412
		27,178,747

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,182,771)		27,178,747

	Shares	Value
MONEY MARKET FUNDS - 0.81%
State Street Institutional US Government Money Market Fund, Administration Class, 3.40% (7-day yield)(b)	394,968	394,968

TOTAL MONEY MARKET FUNDS
(Cost $394,968)		394,968

TOTAL INVESTMENTS - 101.56%
(Cost $49,355,080)	$49,707,820

Liabilities in Excess of Other Assets - (1.56)%	(763,880)

NET ASSETS - 100.00%	$48,943,940

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options. As of January 31, 2026, the aggregate value of those securities was $14,348,469, representing 29.32% of net assets.
(b)	Rate disclosed is a 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

TrueShares ConVequity ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Put Options Written

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Goldman Sachs	3/20/2026	$638.40	(95)	$77,712	$(6,573,715)	$(38,857)
SPDR S&P 500 ETF Trust	Goldman Sachs	6/18/2026	638.40	(95)	146,665	(6,573,715)	(114,692)
SPDR S&P 500 ETF Trust	Goldman Sachs	9/18/2026	685.00	(88)	296,069	(6,089,336)	(258,948)
SPDR S&P 500 ETF Trust	Goldman Sachs	12/18/2026	700.00	(86)	379,818	(5,950,942)	(346,418)
					$900,264	$(25,187,708)	$(758,915)

See Notes to Schedules of Investments.

TrueShares Equity Hedge ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 100.38%(a)
State Street Institutional US Government Money Market Fund, 3.40% (7-day yield)(b)	1,000,000	$1,000,000

TOTAL MONEY MARKET FUNDS
(Cost $1,000,000)		1,000,000

TOTAL INVESTMENTS - 100.38%
(Cost $1,000,000)		$1,000,000

Liabilities in Excess of Other Assets - (0.38)%		(3,800)

NET ASSETS - 100.00%		$996,200

(a)	As of January 31, 2026, the Fund's investment in the security represented more than 25% of the Fund's net assets. The Fund's financial condition and the results of operations may be significantly impacted by changes in the performance of the security. The financial statements and other information about the security are available in SEC filings at www.sec.gov.
(b)	Rate disclosed is a 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Value	Net Unrealized Depreciation
Bespoke Risk Premia Strategy Total Return Index	Goldman Sachs	FEDEF - 1D + 0 bps	7/30/2027	$500,000	$497,485	$(2,515)
Bespoke Risk Premia Strategy Total Return Index	Goldman Sachs	FEDEF - 1D + 0 bps	7/30/2027	499,999	498,803	(1,196)
				$999,999	$996,288	$(3,711)

(a)	Payments are netted and settled when the swap contract closes.

Investment abbreviations:

FEDEF – 1D – Overnight Federal Funds Effective Rate

bps – basis points (1 bp = 0.01%)

See Notes to Schedules of Investments.

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Underlying Security/Expiration Date/
Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 0.50%
Put Options Purchased - 0.50%
SPDR S&P 500 ETF Trust
2/20/2026, $630.00, $13,977,794	202	$17,566
SPDR S&P 500 ETF Trust
2/20/2026, $645.00, $12,247,869	177	24,465
SPDR S&P 500 ETF Trust
2/20/2026, $650.00, $207,591	3	492
SPDR S&P 500 ETF Trust
2/20/2026, $655.00, $553,576	8	1,571
SPDR S&P 500 ETF Trust
2/20/2026, $665.00, $138,394	2	571
SPDR S&P 500 ETF Trust
2/20/2026, $670.00, $138,394	2	693
SPDR S&P 500 ETF Trust
2/20/2026, $675.00, $138,394	2	844
SPDR S&P 500 ETF Trust
3/20/2026, $650.00, $21,866,252	316	165,777
SPDR S&P 500 ETF Trust
3/20/2026, $655.00, $345,985	5	2,928
SPDR S&P 500 ETF Trust
3/20/2026, $665.00, $16,607,280	240	176,006
SPDR S&P 500 ETF Trust
3/20/2026, $670.00, $138,394	2	1,646
SPDR S&P 500 ETF Trust
3/20/2026, $675.00, $138,394	2	1,850
SPDR S&P 500 ETF Trust
4/17/2026, $655.00, $69,197	1	877
SPDR S&P 500 ETF Trust
4/17/2026, $660.00, $17,714,432	256	244,780
SPDR S&P 500 ETF Trust
4/17/2026, $670.00, $69,197	1	1,142
SPDR S&P 500 ETF Trust
4/17/2026, $675.00, $13,631,809	197	246,368
		887,576

TOTAL PURCHASED OPTIONS
(Cost $1,713,935)		887,576

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.47%
Treasury Bills
2/19/2026, 3.78%	$58,697,000	58,597,326
3/19/2026, 3.57%	58,697,000	58,431,408
4/16/2026, 3.61%	58,697,000	58,270,863
		175,299,597

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $175,287,114)		175,299,597

	Shares	Value
MONEY MARKET FUNDS - 0.06%
State Street Institutional US Government Money Market Fund, Administration Class, 3.40% (7-day yield)(a)	100,346	$100,346

TOTAL MONEY MARKET FUNDS
(Cost $100,346)		100,346

TOTAL INVESTMENTS - 100.03%
(Cost $177,101,395)		$176,287,519

Liabilities in Excess of Other Assets - (0.03)%		(55,790)

NET ASSETS - 100.00%		$176,231,729

(a)	Rate disclosed is a 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Underlying Security/Expiration Date/ Strike Price/Notional Value	Contracts	Value
PURCHASED OPTIONS - 0.85%
Call Options Purchased - 0.85%
SPDR S&P 500 ETF Trust
2/20/2026, $680.00, $691,970	10	$18,695
SPDR S&P 500 ETF Trust
2/20/2026, $695.00, $1,314,743	19	15,455
SPDR S&P 500 ETF Trust
2/20/2026, $700.00, $207,591	3	1,623
SPDR S&P 500 ETF Trust
2/20/2026, $715.00, $1,107,152	16	1,426
SPDR S&P 500 ETF Trust
2/20/2026, $720.00, $207,591	3	120
SPDR S&P 500 ETF Trust
3/20/2026, $700.00, $1,522,334	22	24,524
SPDR S&P 500 ETF Trust
3/20/2026, $715.00, $2,767,880	40	18,626
SPDR S&P 500 ETF Trust
3/20/2026, $720.00, $138,394	2	657
SPDR S&P 500 ETF Trust
4/17/2026, $710.00, $1,245,546	18	19,970
SPDR S&P 500 ETF Trust
4/17/2026, $730.00, $3,113,865	45	18,563
		119,659

TOTAL PURCHASED OPTIONS
(Cost $142,076)		119,659

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.03%
Treasury Bills
2/19/2026, 3.78%	$4,651,000	4,643,102
3/19/2026, 3.57%	4,651,000	4,629,956
4/16/2026, 3.61%	4,651,000	4,617,234
		13,890,292

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,889,316)		13,890,292

	Shares	Value
MONEY MARKET FUNDS - 0.15%
State Street Institutional US Government Money Market Fund, Administration Class, 3.40% (7-day yield)(a)	21,088	21,088

TOTAL MONEY MARKET FUNDS
(Cost $21,088)		21,088

TOTAL INVESTMENTS - 100.03%
(Cost $14,052,480)	$14,031,039

Liabilities in Excess of Other Assets - (0.03)%	(4,805)

NET ASSETS - 100.00%	$14,026,234

(a)	Rate disclosed is a 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

TrueShares S&P Autocallable Defensive Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 0.15%
Treasury Bills
3/19/2026, 3.53%	$100,000	$99,547

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,553)		99,547

	Shares	Value
MONEY MARKET FUNDS - 80.79%(a)
State Street Institutional US Government Money Market Fund, 3.40% (7-day yield)(b)	51,417,188	51,417,188

TOTAL MONEY MARKET FUNDS
(Cost $51,417,188)		51,417,188

TOTAL INVESTMENTS - 80.94%
(Cost $51,516,741)		$51,516,735

Other Assets in Excess of Liabilities - 19.06%(c)		12,128,134

NET ASSETS - 100.00%		$63,644,869

(a)	As of January 31, 2026, the Fund's investment in the security represented more than 25% of the Fund's net assets. The Fund's financial condition and the results of operations may be significantly impacted by changes in the performance of the security. The financial statements and other information about the security are available in SEC filings at www.sec.gov.
(b)	Rate disclosed is a 7-Day Yield as of January 31, 2026.
(c)	Includes cash which is being held as collateral for bullet total return swaps.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Value	Net Unrealized Appreciation/ (Depreciation)
Tactical Put Participation Moderate Index	Morgan Stanley	10 bps	6/30/2027	$63,445,382	$63,427,995	$(17,387)
US Large Cap Moderate Income Autocallable Index	Morgan Stanley	SOFR + 10 bps	6/30/2027	63,711,420	63,727,336	15,916
				$127,156,802	$127,155,331	$(1,471)

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

bps - basis points (1 basis point = 0.01%)

See Notes to Schedules of Investments.

TrueShares S&P Autocallable High Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.73%
Treasury Bills
3/19/2026, 3.53%	$100,000	$99,548

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,553)		99,548

	Shares	Value
MONEY MARKET FUNDS - 61.17%(a)
State Street Institutional US Government Money Market Fund, 3.40% (7-day yield)(b)	904,408	904,408

TOTAL MONEY MARKET FUNDS
(Cost $904,408)		904,408

TOTAL INVESTMENTS - 67.90%
(Cost $1,003,961)		$1,003,956

Other Assets in Excess of Liabilities - 32.10%(c)		474,649

NET ASSETS - 100.00%		$1,478,605

(a)	As of January 31, 2026, the Fund's investment in the security represented more than 25% of the Fund's net assets. The Fund's financial condition and the results of operations may be significantly impacted by changes in the performance of the security. The financial statements and other information about the security are available in SEC filings at www.sec.gov.
(b)	Rate disclosed is a 7-Day Yield as of January 31, 2026.
(c)	Includes cash which is being held as collateral for bullet total return swaps.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Value	Net Unrealized Depreciation
Tactical Put Participation High Index	Morgan Stanley	10 bps	6/30/2027	$1,480,039	$1,479,492	$(546)
US Large Cap High Income Autocallable Index	Morgan Stanley	SOFR + 10 bps	6/30/2027	1,492,246	1,487,895	(4,351)
				$2,972,285	$2,967,387	$(4,897)

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

bps - basis points (1 basis point = 0.01%)

See Notes to Schedules of Investments.

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.78%(a)
TrueShares Quarterly Bear Hedge ETF	194,260	$4,631,119
TrueShares Quarterly Bull Hedge ETF	376,305	8,927,046
TrueShares Structured Outcome (April) ETF	286,124	10,809,936
TrueShares Structured Outcome (August) ETF	217,722	9,285,147
TrueShares Structured Outcome (December) ETF	205,411	8,345,192
TrueShares Structured Outcome (February) ETF	276,443	10,509,368
TrueShares Structured Outcome (January) ETF	200,958	7,719,520
TrueShares Structured Outcome (July) ETF	225,435	9,585,158
TrueShares Structured Outcome (June) ETF	280,984	9,276,799
TrueShares Structured Outcome (March) ETF	285,363	9,880,751
TrueShares Structured Outcome (May) ETF	301,658	10,202,375
TrueShares Structured Outcome (November) ETF	181,626	8,045,832
TrueShares Structured Outcome (October) ETF	201,925	8,673,325
TrueShares Structured Outcome (September) ETF	210,207	8,967,431

TOTAL EXCHANGE-TRADED FUNDS
(Cost $119,243,410)		124,858,999

	Shares	Value
MONEY MARKET FUNDS - 0.23%
State Street Institutional US Government Money Market Fund, 3.40% (7-day yield)(b)	291,975	291,975

TOTAL MONEY MARKET FUNDS
(Cost $291,975)		291,975

TOTAL INVESTMENTS - 100.01%
(Cost $119,535,385)		$125,150,974

Liabilities in Excess of Other Assets - (0.01)%		(17,438)

NET ASSETS - 100.00%		$125,133,536

(a)	Affiliated security. See Note 3.
(b)	Rate disclosed is a 7-Day Yield as of January 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to eight series of the Trust, Polen International Dividend Income ETF (formerly known as The Opal International Dividend Income ETF) (“IDVZ”), TrueShares ConVequity ETF (formerly known as TrueShares ConVex Protect Equity ETF) (“PVEX”), TrueShares Equity Hedge ETF (“ONEH”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”), TrueShares S&P Autocallable Defensive Income ETF (“PAYM”), TrueShares S&P Autocallable High Income ETF (“PAYH”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). Each Fund is an actively managed exchange-traded fund (“ETF”) that aims to achieve its following investment objective:

Fund	Investment Objective
Polen International Dividend Income ETF	Provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.
TrueShares ConVequity ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.
TrueShares Equity Hedge ETF	Profit from equity market declines and subsequent reversals, with income as a secondary objective.
TrueShares Quarterly Bear Hedge ETF	Substantial protection of principal with total return.
TrueShares Quarterly Bull Hedge ETF	Total return with substantial protection of principal.
TrueShares S&P Autocallable Defensive Income ETF	Generate moderate monthly income while reducing downside risk.
TrueShares S&P Autocallable High Income ETF	Generate high monthly income while reducing downside risk.
TrueShares Seasonality Laddered Buffered ETF	Capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.

Financial statements and other information about each underlying fund is available at www.true-shares.com. The Funds commenced operations on the dates below.

Fund	Diversified/ Non-Diversified	Commencement of Operations
Polen International Dividend Income ETF	Non-Diversified	December 26, 2024
TrueShares ConVequity ETF	Non-Diversified	June 27, 2025
TrueShares Quarterly Bear Hedge ETF	Non-Diversified	June 28, 2024
TrueShares Quarterly Bull Hedge ETF	Non-Diversified	June 28, 2024
TrueShares Seasonality Laddered Buffered ETF	Non-Diversified	January 24, 2025
TrueShares S&P Autocallable Defensive Income ETF	Non-Diversified	December 29, 2025
TrueShares S&P Autocallable High Income ETF	Non-Diversified	December 29, 2025
TrueShares Seasonality Laddered Buffered ETF	Non-Diversified	January 28, 2026

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

The following is a summary of the Funds’ investments in the fair value hierarchy as of January 31, 2026:

Polen International Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$135,932,582	$–	$–	$135,932,582
Money Market Funds	1,222,294	–	–	1,222,294
Total	$137,154,876	$–	$–	$137,154,876

TrueShares ConVequity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$19,483,784	$–	$–	$19,483,784
Purchased Options	–	2,650,321	–	2,650,321
U.S. Treasury Obligations	–	27,178,747	–	27,178,747
Money Market Funds	394,968	–	–	394,968
Total	$19,878,752	$29,829,068	$–	$49,707,820
Other Financial Instruments(b)
Liabilities
Written Options	$–	$(758,915)	$–	$(758,915)
Total	$–	$(758,915)	$–	$(758,915)

TrueShares Equity Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$1,000,000	$–	$–	$1,000,000
Total	$1,000,000	$–	$–	$1,000,000
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$(3,711)	$–	$(3,711)
Total	$–	$(3,711)	$–	$(3,711)

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

TrueShares Quarterly Bear Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$887,576	$–	$887,576
U.S. Treasury Obligations	–	175,299,597	–	175,299,597
Money Market Funds	100,346	–	–	100,346
Total	$100,346	$176,187,173	$–	$176,287,519

TrueShares Quarterly Bull Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$119,659	$–	$119,659
U.S. Treasury Obligations	–	13,890,292	–	13,890,292
Money Market Funds	21,088	–	–	21,088
Total	$21,088	$14,009,951	$–	$14,031,039

TrueShares S&P Autocallable Defensive Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$99,547	$–	$99,547
Money Market Funds	51,417,188	–	–	51,417,188
Total	$51,417,188	$99,547	$–	$51,516,735
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$(1,471)	$–	$(1,471)
Total	$–	$(1,471)	$–	$(1,471)

TrueShares S&P Autocallable High Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$99,548	$–	$99,548
Money Market Funds	904,408	–	–	904,408
Total	$904,408	$99,548	$–	$1,003,956
Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$–	$(4,897)	$–	$(4,897)
Total	$–	$(4,897)	$–	$(4,897)

TrueShares Seasonality Laddered Buffered ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$124,858,999	$–	$–	$124,858,999
Money Market Funds	291,975	–	–	291,975
Total	$125,150,974	$–	$–	$125,150,974

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.
(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions – Securities transactions are recorded as of the trade date.

Foreign Securities – Polen International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Option Writing/Purchasing – Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Bullet Swaps – The Fund may enter into bullet total return swap contracts (“bullet swaps”). The Fund may utilize bullet swaps in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A swap agreement is a contract in which one party agrees to make a one-time payment to another party based on the change in market value to the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make a net payment with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. In the case of bullet swaps, the net settlement of the total return and financing legs will generally be paid or received at the contract termination date rather than periodically.

The bullet swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

NOTE 3 - INVESTMENTS IN AFFILIATES

ONEZ uses a fund-of-funds approach and invests in certain securities that have the same Adviser as the Fund. As such, those securities are affiliates as defined in the Investment Company Act of 1940. Transactions during the period in those securities were as follows:

Security	October 31, 2025 Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain/(Loss)	Change in Unrealized Appreciation/	Income	Capital Gain Distributions Received	January 31, 2026 Value
TrueShares Quarterly Bear Hedge ETF	$12,917,625	$1,824,983	$(9,984,074)	$(117,155)	$(10,260)	$96,008	$–	$4,631,129
TrueShares Quarterly Bull Hedge ETF	5,342,470	5,337,366	(896,655)	(2,822)	(853,313)	755,185	–	8,927,046
TrueShares Structured Outcome (April) ETF	8,778,052	2,797,968	(525,430)	12,718	(253,372)	317,293	–	10,809,936
TrueShares Structured Outcome (August) ETF	9,003,322	1,008,262	(479,744)	15,763	(262,456)	313,095	–	9,285,147
TrueShares Structured Outcome (December) ETF	9,669,201	317,035	(1,456,215)	54,345	(239,174)	271,565	–	8,345,192
TrueShares Structured Outcome (February) ETF	9,928,447	1,632,707	(820,228)	19,994	(251,552)	289,491	–	10,509,368
TrueShares Structured Outcome (January) ETF	9,442,650	1,206,879	(2,846,479)	53,538	(137,068)	140,034	–	7,719,520
TrueShares Structured Outcome (July) ETF	10,155,939	1,552,989	(1,203,773)	27,080	(947,077)	977,359	–	9,585,158
TrueShares Structured Outcome (June) ETF	9,010,188	2,022,281	(1,602,974)	8,846	(161,542)	205,421	–	9,276,799
TrueShares Structured Outcome (March) ETF	9,237,119	1,869,707	(978,630)	9,563	(257,008)	305,148	–	9,880,751
TrueShares Structured Outcome (May) ETF	8,085,528	2,796,079	(537,894)	13,289	(154,627)	214,567	–	10,202,375
TrueShares Structured Outcome (November) ETF	7,854,491	1,670,446	(1,260,246)	7,890	(226,749)	281,927	–	8,045,832
TrueShares Structured Outcome (October) ETF	8,272,350	1,085,464	(451,727)	13,814	(246,576)	321,953	–	8,673,325
TrueShares Structured Outcome (September) ETF	8,518,899	1,003,050	(468,735)	14,790	(100,753)	188,008	–	8,967,431
TOTAL	$126,216,281	$26,125,216	$(23,512,804)	$131,833	$(4,101,527)	$4,677,054	$–	$124,858,999